Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of revenue from collaboration agreements
	Year ended December 31,	Year ended December 31,	Year ended December 31
	2022	2021	2020
	£	£	£
Revenue from collaboration agreements	3,844,532	1,978,659	1,978,659